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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2001
                                                   ----------------------
Check here if Amendment (     ) ;   Amendment Number:
                                                       ------------------
This Amendment  (Check only one.):   (     )    is a restatement.
                                     (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aetna Life Insurance and Annuity Company
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Address:    151 Farmington Avenue, TS41
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            Attn: Laurie M. Tillinghast, Vice President
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            Hartford, CT  06156
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Form 13F File Number:  28 -
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Laurie M. Tillinghast
           -----------------------------------------------------------
Title:     Vice President, Aetna Life Insurance and Annuity Company
           -----------------------------------------------------------
Phone:     860-273-4743
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Signature, Place, and Date of Signing:

/s/ Laurie M. Tillinghast       Hartford, Connecticut        March 1 , 2002
-------------------------       ---------------------        ---------------
(Signature)                     (City, State)                (Date)

Report Type        (Check only one.):

(   )   13F HOLDINGS REPORT.    (Check here if all holdings of this
        reporting manager are reported in this report.)

( X )  13F NOTICE.   (Check here if no holdings reported are in this report,
       and all holdings are reported by other reporting manager(s).)

(   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                9
                                                 -----------------------
Form 13F Information Table Entry Total:           0
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Form 13F Information Table Value Total:           0
                                                 -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SUB-ADVISER                                FIRM'S 13F FILE #
-----------                                -----------------

Fred Alger Management, Inc.                28-00869

UBS Americas Inc. on behalf of
Brinson Advisors, Inc. (28-1533)           028-06199

UBS Americas Inc. on behalf of
DSI International Management,
Inc. (28-2977)                             028-06199

Goldman Sachs Group, Inc. on
behalf of Goldman Sachs Asset
Management                                 028-04981

Massachusetts Financial
Services Company                           028-04968

Allianz Dresdner Asset
Management of America L.P. on
behalf of Oppenheimer Capital
LLC (28-204) on behalf of
OpCap Advisors                             28-2701

Salomon Brothers Asset
Management Inc.                            028-02568

Scudder Kemper Investments
Inc. on behalf of Zurich
Scudder Investments, Inc.                  28-2353

T.Rowe Price Associates, Inc.              28-115